SUBSEQUENT EVENTS (Details Narrative) - USD ($)								1 Months Ended			6 Months Ended		12 Months Ended
	Aug. 31, 2019	Aug. 31, 2019	Aug. 15, 2019	Jul. 31, 2019	Mar. 20, 2019	Nov. 30, 2018	Nov. 18, 2018	Mar. 31, 2019	Mar. 31, 2019	Jan. 31, 2019	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Subsequent Event [Line Items]
Number of shares granted						600,000	600,000							19,950,000
Chief Executive Officer (Patrick White) [Member]
Subsequent Event [Line Items]
Granted vested options														5,000,000
Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)											6,095,569	400,000	400,000	(73,000)
Conversion of shares of preferred stock to common stock (in shares)											(304,778)	(20,000)	(20,000)	(73,000)
Subsequent Event [Member] | Chief Executive Officer (Patrick White) [Member] | Employment Agreement [Member]
Subsequent Event [Line Items]
Agreement term	1 year		2 years
Deferral amount			$ 100,000
Description of deferral amount			In the Amendment, Mr. White agreed to extend receipt of the Deferral Amount until August 15, 2020. In addition, he agreed to continue deferring 25% of his base salary over the one-year term until August 15, 2020.
Subsequent Event [Member] | Chief Executive Officer (Patrick White) [Member] | Employment Agreement [Member] | Equity Incentive Plan 2017 [Member]
Subsequent Event [Line Items]
Vesting period			5 years
Granted vested options			500,000
Exercisable			$ 0.14
Subsequent Event [Member] | Restricted Stock [Member] | Consulting Service [Member]
Subsequent Event [Line Items]
Restricted stock awards granted	400,000	200,000
Subsequent Event [Member] | Restricted Stock [Member] | Investor Relation Services [Member]
Subsequent Event [Line Items]
Restricted stock awards granted				33,333
Subsequent Event [Member] | Three Director [Member]
Subsequent Event [Line Items]
Vesting period					1 year
Subsequent Event [Member] | Three Director [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares granted					240,000
Subsequent Event [Member] | Three Director [Member] | Restricted Stock Units (RSUs) [Member]
Subsequent Event [Line Items]
Number of shares granted					240,000
Subsequent Event [Member] | Dr. Arthur Laffer [Member]
Subsequent Event [Line Items]
Vesting period								1 year
Subsequent Event [Member] | Dr. Arthur Laffer [Member] | Restricted Stock [Member]
Subsequent Event [Line Items]
Number of shares granted								240,000
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Subsequent Event [Line Items]
Conversion of stock, shares converted (in shares)									20,000	20,000
Conversion of shares of preferred stock to common stock (in shares)									400,000	400,000